Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and other current assets [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Rebate (1)	72,940	69,464
Deposits (2)	5,354	6,407
Prepayment to agent for share repurchase program	5,521	-
Value-added tax (“VAT”) recoverable	12,467	11,522
Employee advances (3)	2,104	1,073
Prepaid expenses	4,131	11,648
Receivables from third-party payment processing agencies (4)	645	151
Others	8,960	8,230

Prepayment and other current assets	112,122	108,495

(1)
Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.

(2)	Deposits represent rental deposits and deposits paid to third-party vendors.

(3)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.

(4)
Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies as of December 31, 2016. The receivables were collected by the Group subsequent to the year end.